Schedule of Investments(a)
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-1.07%
EchoStar Corp., Class A(b)(c)	21,229	$2,742,574
Sphere Entertainment Co.(b)(c)	12,422	1,720,199
		4,462,773
Consumer Discretionary-7.14%
Acushnet Holdings Corp.	14,993	1,331,079
American Public Education, Inc.(b)(c)	71,722	3,548,087
Cavco Industries, Inc.(b)	2,871	1,540,349
Citi Trends, Inc.(b)(c)	28,530	1,312,665
Dana, Inc.	46,249	1,637,677
Figs, Inc., Class A(b)	95,473	1,122,762
Five Below, Inc.(b)	5,825	1,324,372
Garrett Motion, Inc. (Switzerland)	77,624	2,542,962
GigaCloud Technology, Inc., Class A(b)(c)	31,702	1,142,540
Installed Building Products, Inc.	4,977	1,045,070
Laureate Education, Inc., Class A(b)	41,332	1,322,211
Lincoln Educational Services Corp.(b)	63,202	2,927,517
Lindblad Expeditions Holdings, Inc.(b)(c)	76,601	1,757,993
Patrick Industries, Inc.	12,244	1,108,327
Perdoceo Education Corp.	39,869	1,290,958
Rocky Brands, Inc.	33,514	1,295,651
Rush Street Interactive, Inc.(b)	81,637	2,068,682
Strattec Security Corp.(b)(c)	18,885	1,510,045
		29,828,947
Consumer Staples-0.77%
Seneca Foods Corp., Class A(b)	9,693	1,393,756
United Natural Foods, Inc.(b)	35,630	1,829,601
		3,223,357
Energy-6.64%
Amplify Energy Corp.(b)	213,674	989,311
Archrock, Inc.	79,379	2,658,403
Calumet, Inc.(b)(c)	47,048	1,668,793
CNX Resources Corp.(b)(c)	34,189	1,151,827
Delek US Holdings, Inc.(c)	30,344	1,350,611
Excelerate Energy, Inc., Class A(c)	38,684	1,274,251
Forum Energy Technologies, Inc.(b)(c)	25,825	1,296,931
Green Plains, Inc.(b)	87,311	1,368,163
Kodiak Gas Services, Inc.	23,711	1,585,080
Liberty Energy, Inc., Class A	42,944	1,256,541
Nabors Industries Ltd.(b)(c)	16,941	1,569,245
Natural Gas Services Group, Inc.	34,842	1,369,291
Oil States International, Inc.(b)	110,806	941,851
Par Pacific Holdings, Inc.(b)	26,037	1,462,238
Peabody Energy Corp.	36,109	976,748
PrimeEnergy Resources Corp.(b)(c)	8,969	1,476,477
ProPetro Holding Corp.(b)(c)	93,056	1,420,035
Sable Offshore Corp.(b)	78,814	1,154,625
Solaris Energy Infrastructure, Inc., Class B	20,738	1,442,121
Transocean Ltd.(b)	209,207	1,294,991
		27,707,533
Financials-12.44%
Acadian Asset Management, Inc.	41,854	3,026,463
Affiliated Managers Group, Inc.	4,857	1,470,942
Axos Financial, Inc.(b)	16,273	1,414,286
Customers Bancorp, Inc.(b)(c)	20,567	1,545,404
Enova International, Inc.(b)	18,973	3,064,329
Esquire Financial Holdings, Inc.(c)	15,983	1,756,372
EZCORP, Inc., Class A(b)(c)	71,556	2,235,409
Genworth Financial, Inc., Class A(b)(c)	169,271	1,448,960
Greenlight Capital Re Ltd., Class A(b)	83,167	1,303,227
	Shares	Value
Financials-(continued)
Hancock Whitney Corp.	22,052	$1,502,182
Heritage Insurance Holdings, Inc.(b)(c)	188,436	4,085,293
Jackson Financial, Inc., Class A	14,016	1,445,190
Lemonade, Inc.(b)(c)	22,134	1,283,772
Merchants Bancorp(c)	32,356	1,525,262
Mercury General Corp.	15,358	1,505,545
Metropolitan Bank Holding Corp.	16,761	1,500,445
Northeast Bank(c)	23,007	2,892,900
Oppenheimer Holdings, Inc., Class A	16,004	1,467,087
Pathward Financial, Inc.	15,120	1,243,469
Sezzle, Inc.(b)(c)	88,331	10,436,308
StoneX Group, Inc.(b)	20,998	2,380,123
Universal Insurance Holdings, Inc.	41,112	1,521,966
WisdomTree, Inc.	97,813	1,863,338
		51,918,272
Health Care-26.44%
4D Molecular Therapeutics, Inc.(b)(c)	150,628	1,492,723
Alumis, Inc.(b)(c)	131,252	2,835,043
Amneal Pharmaceuticals, Inc.(b)(c)	227,423	2,995,161
AnaptysBio, Inc.(b)	21,234	1,182,097
Annexon, Inc.(b)(c)	248,314	1,345,862
Arcus Biosciences, Inc.(b)(c)	60,245	1,526,608
Axogen, Inc.(b)	43,673	1,724,210
Axsome Therapeutics, Inc.(b)	11,464	2,688,079
BioAge Labs, Inc.(b)(c)	91,666	1,584,905
BrightSpring Health Services, Inc.(b)	38,981	2,404,348
Brookdale Senior Living, Inc.(b)	118,759	1,528,428
Capricor Therapeutics, Inc.(b)(c)	87,699	2,627,462
Celcuity, Inc.(b)(c)	35,800	4,757,104
CG Oncology, Inc.(b)(c)	20,647	1,286,102
Cogent Biosciences, Inc.(b)	76,985	2,691,396
Cullinan Therapeutics, Inc.(b)(c)	103,269	1,697,742
Design Therapeutics, Inc.(b)(c)	131,848	1,381,767
Dianthus Therapeutics, Inc.(b)(c)	18,989	1,766,167
Elanco Animal Health, Inc.(b)(c)	53,782	1,282,701
Enanta Pharmaceuticals, Inc.(b)(c)	103,976	1,368,324
Erasca, Inc.(b)(c)	284,151	3,648,499
Glaukos Corp.(b)	13,231	1,367,424
Ionis Pharmaceuticals, Inc.(b)	18,936	1,448,604
iRadimed Corp.(c)	13,551	1,228,534
Kodiak Sciences, Inc.(b)(c)	156,415	5,741,995
Kymera Therapeutics, Inc.(b)(c)	17,022	1,385,931
Kyverna Therapeutics, Inc.(b)(c)	166,813	1,421,247
LeMaitre Vascular, Inc.	12,424	1,175,932
Ligand Pharmaceuticals, Inc.(b)	6,447	1,495,446
Liquidia Corp.(b)(c)	37,763	2,336,019
Maze Therapeutics, Inc.(b)(c)	37,877	1,002,225
Mirum Pharmaceuticals, Inc.(b)	15,069	1,529,503
MoonLake Immunotherapeutics(b)(c)	81,086	1,555,229
National HealthCare Corp.	8,563	1,579,188
Nektar Therapeutics(b)(c)	43,187	2,801,973
Nuvalent, Inc., Class A(b)(c)	37,716	4,163,469
Oruka Therapeutics, Inc.(b)(c)	40,701	2,382,229
PACS Group, Inc.(b)(c)	46,716	1,712,141
Palvella Therapeutics, Inc.(b)(c)	15,586	1,846,318
Phibro Animal Health Corp., Class A	29,538	909,475
Praxis Precision Medicines, Inc.(b)	10,548	3,691,484
Protagonist Therapeutics, Inc.(b)	17,681	1,760,320
Relay Therapeutics, Inc.(b)(c)	144,631	2,032,066
SELLAS Life Sciences Group, Inc.(b)(c)	275,501	2,564,914
Septerna, Inc.(b)(c)	63,319	1,912,234
Solid Biosciences, Inc.(b)(c)	189,734	1,392,648
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Spyre Therapeutics, Inc.(b)(c)	32,002	$2,352,147
Stoke Therapeutics, Inc.(b)(c)	49,181	1,520,185
Syndax Pharmaceuticals, Inc.(b)(c)	56,308	1,103,074
Tactile Systems Technology, Inc.(b)(c)	49,949	1,229,245
Tango Therapeutics, Inc.(b)(c)	250,147	5,498,231
Trevi Therapeutics, Inc.(b)(c)	142,806	2,019,277
Tyra Biosciences, Inc.(b)(c)	38,454	1,284,748
Zenas Biopharma, Inc.(b)(c)	59,781	1,099,970
		110,358,153
Industrials-19.74%
Allient, Inc.	22,436	1,776,034
Allison Transmission Holdings, Inc.	12,219	1,387,223
Amprius Technologies, Inc.(b)(c)	70,744	1,434,688
Argan, Inc.	2,961	1,975,046
Astronics Corp.(b)(c)	22,931	1,994,997
AZZ, Inc.	11,159	1,512,156
Blue Bird Corp.(b)(c)	24,488	1,659,552
Cimpress PLC (Ireland)(b)(c)	19,189	1,891,268
Construction Partners, Inc., Class A(b)	14,059	1,637,452
Covenant Logistics Group, Inc., Class A	55,684	2,210,655
DXP Enterprises, Inc.(b)(c)	15,994	2,320,090
EnerSys	8,010	1,826,040
Enpro, Inc.	5,523	1,695,506
ESCO Technologies, Inc.	5,187	1,514,085
Everus Construction Group, Inc.(b)	11,532	1,715,616
Flowserve Corp.(c)	18,277	1,380,096
Graham Corp.(b)(c)	45,746	4,581,004
Granite Construction, Inc.(c)	16,854	2,306,301
IES Holdings, Inc.(b)	2,972	2,016,056
Intuitive Machines, Inc.(b)(c)	71,472	3,132,618
Karman Holdings, Inc.(b)(c)	13,210	759,575
Matson, Inc.	8,714	1,579,848
Modine Manufacturing Co.(b)(c)	6,724	1,875,391
Moog, Inc., Class A	4,785	1,722,456
MYR Group, Inc.(b)	9,268	4,310,176
NPK International, Inc.(b)	96,057	1,394,748
Perma-Pipe International Holdings, Inc.(b)(c)	46,842	1,437,581
Planet Labs PBC(b)(c)	172,801	8,837,043
Powell Industries, Inc.	7,761	2,207,384
Preformed Line Products Co.(c)	5,720	2,115,370
Primoris Services Corp.	16,545	2,081,030
Resolute Holdings Management, Inc.(b)(c)	11,572	1,376,837
Rush Enterprises, Inc., Class A(c)	23,170	1,606,376
Ryder System, Inc.(c)	7,347	1,842,995
Standex International Corp.	5,274	1,460,951
UL Solutions, Inc., Class A	16,204	1,612,298
Vicor Corp.(b)	7,825	2,620,123
VSE Corp.(c)	11,688	2,164,033
Watts Water Technologies, Inc., Class A	4,604	1,422,544
		82,393,242
Information Technology-21.04%
ADTRAN Holdings, Inc.(b)(c)	113,482	1,878,127
Advanced Energy Industries, Inc.	4,324	1,306,626
Aehr Test Systems(b)(c)	43,622	4,027,619
Arteris, Inc.(b)	87,390	3,141,670
Bel Fuse, Inc., Class B(c)	24,234	6,652,718
Belden, Inc.	11,823	1,242,361
Benchmark Electronics, Inc.	24,095	2,035,064
Clear Secure, Inc., Class A	27,706	1,536,298
Diebold Nixdorf, Inc.(b)(c)	18,921	1,535,250
	Shares	Value
Information Technology-(continued)
DigitalOcean Holdings, Inc.(b)(c)	15,951	$2,487,558
Fastly, Inc., Class A(b)(c)	58,889	1,046,163
FormFactor, Inc.(b)	14,349	1,787,742
Ichor Holdings Ltd.(b)	26,991	1,930,396
InterDigital, Inc.	6,432	1,621,443
Lightwave Logic, Inc.(b)(c)	192,046	2,085,620
Lumentum Holdings, Inc.(b)	5,422	4,635,593
MKS, Inc.	5,750	1,864,495
nLight, Inc.(b)	48,468	3,592,448
Ondas, Inc.(b)(c)	417,981	5,525,709
Plexus Corp.(b)	6,706	1,799,622
Sandisk Corp.(b)	7,287	12,351,319
Semtech Corp.(b)	18,902	2,883,311
T1 Energy, Inc. (Norway)(b)(c)	175,597	1,854,304
Terawulf, Inc.(b)(c)	126,501	3,233,366
TTM Technologies, Inc.(b)	30,529	5,303,498
Unusual Machines, Inc.(b)(c)	72,619	2,307,832
Viasat, Inc.(b)	58,493	4,715,706
Viavi Solutions, Inc.(b)	46,856	2,275,327
Vistance Networks, Inc.(b)(c)	93,258	1,163,860
		87,821,045
Materials-3.21%
Century Aluminum Co.(b)	44,755	2,952,487
Compass Minerals International, Inc.(b)	61,429	1,960,814
Element Solutions, Inc.	42,470	1,802,002
Flotek Industries, Inc.(b)(c)	119,581	2,385,641
Hawkins, Inc.	12,996	2,011,391
LSB Industries, Inc.(b)(c)	92,247	1,156,778
Rayonier Advanced Materials, Inc.(b)	121,942	1,115,769
		13,384,882
Real Estate-1.17%
Industrial Logistics Properties Trust	221,249	1,984,604
Outfront Media, Inc.	50,793	1,637,566
St. Joe Co. (The)	19,738	1,255,929
		4,878,099
Utilities-0.32%
Consolidated Water Co. Ltd.	44,102	1,330,998
Total Common Stocks & Other Equity Interests (Cost $305,545,742)		417,307,301
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $261,181)	261,181	261,181
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $305,806,923)		417,568,482
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.30%
Invesco Private Government Fund, 3.58%(d)(e)(f)	38,585,715	38,585,715
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.75%(d)(e)(f)	100,367,215	$100,387,288
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $138,967,928)		138,973,003
TOTAL INVESTMENTS IN SECURITIES-133.34% (Cost $444,774,851)		556,541,485
OTHER ASSETS LESS LIABILITIES-(33.34)%		(139,146,584)
NET ASSETS-100.00%		$417,394,901

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,716	$6,695,616	$(6,444,151)	$-	$-	$261,181	$12,445
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	45,377,721	245,315,732	(252,107,738)	-	-	38,585,715	1,290,585 *
Invesco Private Prime Fund	119,116,376	503,100,336	(521,821,350)	(5,114)	(2,960)	100,387,288	3,497,929 *
Total	$164,503,813	$755,111,684	$(780,373,239)	$(5,114)	$(2,960)	$139,234,184	$4,800,959

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Automobile Components-11.74%
Adient PLC(b)	7,587	$173,439
Dana, Inc.	10,876	385,119
Dauch Corp.(b)(c)	22,854	151,750
Dorman Products, Inc.(b)(c)	2,693	333,716
Fox Factory Holding Corp.(b)	4,048	73,026
Gentherm, Inc.(b)(c)	2,952	102,405
LCI Industries	2,343	255,434
Patrick Industries, Inc.(c)	3,223	291,746
Phinia, Inc.	3,672	283,699
Standard Motor Products, Inc.	2,024	79,321
Versigent PLC(b)(c)	6,868	303,016
XPEL, Inc.(b)(c)(d)	2,439	111,511
		2,544,182
Automobiles-0.37%
Winnebago Industries, Inc.	2,733	81,143
Broadline Retail-3.72%
Etsy, Inc.(b)(c)	9,559	649,247
Kohl’s Corp.	10,865	156,022
		805,269
Commercial Services & Supplies-0.80%
Matthews International Corp., Class A(c)	3,014	79,992
Pursuit Attractions and Hospitality, Inc.(b)(c)	2,082	93,211
		173,203
Distributors-3.10%
LKQ Corp.(c)	24,789	672,278
Diversified Consumer Services-14.40%
ADT, Inc.	56,494	379,075
Bright Horizons Family Solutions, Inc.(b)	5,477	342,970
Covista, Inc.(b)(c)	3,342	393,687
Frontdoor, Inc.(b)(c)	6,984	433,497
Laureate Education, Inc., Class A(b)(c)	12,987	415,454
OneSpaWorld Holdings Ltd. (Bahamas)	9,873	234,484
Perdoceo Education Corp.	5,855	189,585
Strategic Education, Inc.	2,251	172,764
Stride, Inc.(b)(c)	4,070	375,986
Universal Technical Institute, Inc.(b)(c)	4,902	183,384
		3,120,886
Hotels, Restaurants & Leisure-17.80%
BJ’s Restaurants, Inc.(b)(c)	2,047	96,311
Brinker International, Inc.(b)(c)	4,218	600,559
Caesars Entertainment, Inc.(b)(c)	19,767	574,231
Cheesecake Factory, Inc. (The)(c)	4,441	293,284
Cracker Barrel Old Country Store, Inc.(c)	2,162	73,119
Life Time Group Holdings, Inc.(b)(c)	14,735	487,434
Marriott Vacations Worldwide Corp.(c)	2,682	227,648
Monarch Casino & Resort, Inc.	1,173	141,065
Papa John’s International, Inc.(c)	3,175	108,617
PENN Entertainment, Inc.(b)(c)	12,334	232,249
Red Rock Resorts, Inc., Class A(c)	4,701	274,445
Sabre Corp.(b)(c)	38,242	67,306
Shake Shack, Inc., Class A(b)	3,898	250,680
Six Flags Entertainment Corp.(b)(c)	9,827	206,465
United Parks & Resorts, Inc.(b)(c)	2,641	105,983
Wendy’s Co. (The)(c)	15,304	117,841
		3,857,237
Household Durables-16.96%
Cavco Industries, Inc.(b)(c)	752	403,463
Century Communities, Inc.(c)	2,448	129,303
	Shares	Value
Household Durables-(continued)
Champion Homes, Inc.(b)	5,356	$394,362
Dream Finders Homes, Inc., Class A(b)(c)	2,832	43,783
Ethan Allen Interiors, Inc.(c)	2,284	47,096
Green Brick Partners, Inc.(b)(c)	2,953	198,619
Installed Building Products, Inc.	2,193	460,486
La-Z-Boy, Inc.	3,995	150,132
Leggett & Platt, Inc.(c)	13,116	134,701
LGI Homes, Inc.(b)(c)	1,967	94,042
M/I Homes, Inc.(b)	2,532	333,262
Meritage Homes Corp.	6,469	422,038
Mohawk Industries, Inc.(b)(c)	5,029	540,215
Newell Brands, Inc.	40,597	138,030
Sonos, Inc.(b)	11,706	184,721
		3,674,253
Leisure Products-3.23%
Acushnet Holdings Corp.	2,670	237,042
Callaway Golf Co.(b)	13,534	208,424
Peloton Interactive, Inc., Class A(b)(c)	39,672	253,901
		699,367
Specialty Retail-21.85%
Academy Sports & Outdoors, Inc.(c)	6,458	340,982
Advance Auto Parts, Inc.(c)	5,813	350,175
American Eagle Outfitters, Inc.(c)	15,267	241,219
Asbury Automotive Group, Inc.(b)(c)	1,883	353,458
Boot Barn Holdings, Inc.(b)(c)	2,946	500,437
Buckle, Inc. (The)(c)	2,917	133,803
CarMax, Inc.(b)(c)	13,732	612,722
Group 1 Automotive, Inc.	1,142	361,260
MarineMax, Inc.(b)(c)	1,877	64,644
Monro, Inc.(c)	2,960	48,692
National Vision Holdings, Inc.(b)(c)	7,681	128,657
Sally Beauty Holdings, Inc.(b)(c)	9,395	124,766
Signet Jewelers Ltd.(c)	3,940	344,316
Sonic Automotive, Inc., Class A(c)	1,437	118,725
Upbound Group, Inc.(c)	5,047	96,953
Urban Outfitters, Inc.(b)(c)	5,211	378,579
Victoria’s Secret & Co.(b)(c)	7,774	427,570
Winmark Corp.(c)	286	108,271
		4,735,229
Textiles, Apparel & Luxury Goods-5.94%
Carter’s, Inc.	3,530	136,222
G-III Apparel Group Ltd.(c)	3,595	116,226
Kontoor Brands, Inc.	4,953	355,477
Oxford Industries, Inc.(c)	1,354	60,415
Steven Madden Ltd.	7,036	305,644
Under Armour, Inc., Class A(b)(c)	18,287	107,345
Under Armour, Inc., Class C(b)(c)	11,576	66,330
Wolverine World Wide, Inc.(c)	7,938	139,312
		1,286,971
Total Common Stocks & Other Equity Interests (Cost $24,191,935)		21,650,018
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f) (Cost $1,987)	1,987	$1,987
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $24,193,922)		21,652,005
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.17%
Invesco Private Government Fund, 3.58%(e)(f)(g)	1,901,969	1,901,969
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.75%(e)(f)(g)	5,066,649	$5,067,662
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,969,720)		6,969,631
TOTAL INVESTMENTS IN SECURITIES-132.09% (Cost $31,163,642)		28,621,636
OTHER ASSETS LESS LIABILITIES-(32.09)%		(6,952,752)
NET ASSETS-100.00%		$21,668,884

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,319	$251,235	$(257,567)	$-	$-	$1,987	$284
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,058,949	10,481,271	(10,638,251)	-	-	1,901,969	57,656 *
Invesco Private Prime Fund	5,356,425	17,543,271	(17,831,212)	(413)	(409)	5,067,662	153,789 *
Total	$7,423,693	$28,275,777	$(28,727,030)	$(413)	$(409)	$6,971,618	$211,729

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Beverages-10.28%
National Beverage Corp.(b)(c)	19,161	$708,766
Vita Coco Co., Inc. (The)(b)(c)	35,894	2,696,716
		3,405,482
Consumer Staples Distribution & Retail-25.34%
Andersons, Inc. (The)	20,013	1,412,718
Chefs’ Warehouse, Inc. (The)(b)	21,005	1,607,723
Grocery Outlet Holding Corp.(b)(c)	80,319	683,515
PriceSmart, Inc.	17,555	2,984,173
United Natural Foods, Inc.(b)	33,304	1,710,160
		8,398,289
Food Products-41.25%
Cal-Maine Foods, Inc.(c)	31,151	2,327,603
Flowers Foods, Inc.(c)	172,970	1,321,491
Fresh Del Monte Produce, Inc.(c)	26,990	867,458
Freshpet, Inc.(b)(c)	33,917	1,750,117
J&J Snack Foods Corp.	12,449	947,618
John B. Sanfilippo & Son, Inc.	7,439	557,255
Lamb Weston Holdings, Inc.	96,574	4,170,065
Simply Good Foods Co. (The)(b)	69,706	803,013
Tootsie Roll Industries, Inc.(c)	16,560	624,478
Vital Farms, Inc.(b)(c)	30,378	304,084
		13,673,182
Household Products-13.60%
Central Garden & Pet Co.(b)	5,661	217,835
Central Garden & Pet Co., Class A(b)	35,726	1,219,329
Energizer Holdings, Inc.(c)	49,878	908,777
Reynolds Consumer Products, Inc.	44,779	970,361
WD-40 Co.	5,954	1,190,621
		4,506,923
Personal Care Products-6.13%
Edgewell Personal Care Co.	38,223	669,667
Interparfums, Inc.	14,446	1,363,269
		2,032,936
	Shares	Value
Tobacco-3.19%
Universal Corp.	20,403	$1,058,304
Total Common Stocks & Other Equity Interests (Cost $36,091,494)		33,075,116

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $14,297)	14,297	14,297
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $36,105,791)		33,089,413
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.26%
Invesco Private Government Fund, 3.58%(d)(e)(f)	2,052,612	2,052,612
Invesco Private Prime Fund, 3.75%(d)(e)(f)	5,323,164	5,324,229
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,376,744)		7,376,841
TOTAL INVESTMENTS IN SECURITIES-122.09% (Cost $43,482,535)		40,466,254
OTHER ASSETS LESS LIABILITIES-(22.09)%		(7,322,676)
NET ASSETS-100.00%		$33,143,578

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,191	$1,366,404	$(1,368,298)	$-	$-	$14,297	$552
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,899,726	$24,836,744	$(24,683,858)	$-	$-	$2,052,612	$47,805 *
Invesco Private Prime Fund	4,947,457	50,640,996	(50,263,648)	(243)	(333)	5,324,229	130,893 *
Total	$6,863,374	$76,844,144	$(76,315,804)	$(243)	$(333)	$7,391,138	$179,250

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Energy ETF (PSCE)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Energy Equipment & Services-50.41%
Archrock, Inc.	222,974	$7,467,399
Atlas Energy Solutions, Inc.(b)	99,484	1,660,388
Bristow Group, Inc.	32,563	1,355,923
Cactus, Inc., Class A	89,063	5,169,216
Core Laboratories, Inc.(b)	60,574	828,047
Helix Energy Solutions Group, Inc.(c)	177,055	1,655,464
Helmerich & Payne, Inc.	129,220	4,929,743
Innovex International, Inc.(b)(c)	49,977	1,334,886
Kodiak Gas Services, Inc.	102,697	6,865,294
Liberty Energy, Inc., Class A	206,026	6,028,321
Noble Corp. PLC	159,914	7,432,803
Oceaneering International, Inc.(b)(c)	129,137	4,936,907
Patterson-UTI Energy, Inc.	446,665	5,007,115
RPC, Inc.(b)	115,690	765,868
Tidewater, Inc.(b)(c)	59,651	4,383,752
		59,821,126
Oil, Gas & Consumable Fuels-49.39%
California Resources Corp.	99,899	5,923,012
Comstock Resources, Inc.(b)(c)	102,447	1,365,619
Core Natural Resources, Inc.	65,146	5,761,512
Crescent Energy Co., Class A	314,516	3,635,805
CVR Energy, Inc.(b)	39,033	1,296,676
Dorian LPG Ltd.	47,570	1,913,265
International Seaways, Inc.	52,418	4,046,145
Kinetik Holdings, Inc., Class A	58,827	2,703,101
Magnolia Oil & Gas Corp., Class A(b)	229,985	6,292,390
Northern Oil and Gas, Inc.	135,070	2,940,474
Par Pacific Holdings, Inc.(c)	65,094	3,655,679
Peabody Energy Corp.	150,248	4,064,208
REX American Resources Corp.(c)	36,666	1,714,502
SM Energy Co.	287,813	8,838,738
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Talos Energy, Inc.(c)	162,789	$2,388,115
World Kinect Corp.(b)	71,917	2,071,929
		58,611,170
Total Common Stocks & Other Equity Interests (Cost $104,191,327)		118,432,296

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $98,321)	98,321	98,321
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $104,289,648)		118,530,617
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.94%
Invesco Private Government Fund, 3.58%(d)(e)(f)	3,760,067	3,760,067
Invesco Private Prime Fund, 3.75%(d)(e)(f)	11,593,151	11,595,470
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,355,537)		15,355,537
TOTAL INVESTMENTS IN SECURITIES-112.82% (Cost $119,645,185)		133,886,154
OTHER ASSETS LESS LIABILITIES-(12.82)%		(15,212,155)
NET ASSETS-100.00%		$118,673,999

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$49,958	$2,362,961	$(2,314,598)	$-	$-	$98,321	$1,519
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,157,496	64,468,708	(65,866,137)	-	-	3,760,067	184,277 *
Invesco Private Prime Fund	13,948,386	131,947,778	(134,297,061)	(1,135)	(2,498)	11,595,470	501,332 *
Total	$19,155,840	$198,779,447	$(202,477,796)	$(1,135)	$(2,498)	$15,453,858	$687,128

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Energy ETF (PSCE)—(continued)
May 31, 2026
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Financials ETF (PSCF)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Banks-34.30%
Ameris Bancorp(b)	3,833	$323,160
Atlantic Union Bankshares Corp., Class B	8,463	318,378
Axos Financial, Inc.(c)	3,383	294,016
Banc of California, Inc.	8,014	154,029
BancFirst Corp.(b)	1,240	136,760
Bancorp, Inc. (The)(c)	2,528	139,444
Bank of Hawaii Corp.	2,375	181,925
BankUnited, Inc.	4,426	205,322
Banner Corp.	2,032	132,080
Beacon Financial Corp.	5,000	145,450
Capitol Federal Financial, Inc.	7,131	55,408
Cathay General Bancorp	4,012	231,332
Central Pacific Financial Corp.	1,574	54,083
City Holding Co.(b)	860	106,907
Community Financial System, Inc.	3,145	200,148
Customers Bancorp, Inc.(b)(c)	1,898	142,616
CVB Financial Corp.(b)	9,956	202,704
Dime Community Bancshares, Inc., Class B(b)	2,435	91,118
Eagle Bancorp, Inc.(b)	1,650	45,028
FB Financial Corp.	2,410	126,983
First Bancorp (Puerto Rico)	9,288	222,726
First Bancorp/Southern Pines NC(b)	2,475	145,604
First Commonwealth Financial Corp.	6,119	115,894
First Financial Bancorp	6,176	189,974
First Hawaiian, Inc.	7,324	197,601
First Interstate BancSystem, Inc., Class A(b)	5,251	186,936
Fulton Financial Corp.	11,429	247,895
Hanmi Financial Corp.(b)	1,769	53,282
Heritage Financial Corp.	2,455	66,899
Hilltop Holdings, Inc.	2,488	93,847
Hope Bancorp, Inc.	7,653	95,969
Independent Bank Corp.	2,959	233,998
Lakeland Financial Corp.	1,506	91,309
National Bank Holdings Corp., Class A	2,689	112,481
NBT Bancorp, Inc.	3,120	144,269
Northwest Bancshares, Inc.	8,722	123,416
OFG Bancorp (Puerto Rico)	2,582	117,636
Park National Corp.	960	164,698
Pathward Financial, Inc.(b)	1,299	106,830
Preferred Bank(b)	676	64,774
Provident Financial Services, Inc.	7,797	173,015
Renasant Corp.	5,649	230,027
S&T Bancorp, Inc.	2,233	100,686
Seacoast Banking Corp. of Florida	5,782	175,252
ServisFirst Bancshares, Inc.	3,000	233,970
Simmons First National Corp., Class A	8,642	185,371
Southside Bancshares, Inc.	1,668	54,644
Stellar Bancorp, Inc.	2,727	101,826
Tompkins Financial Corp.	754	64,957
Triumph Financial, Inc.(b)(c)	1,349	96,116
TrustCo Bank Corp.	1,076	55,748
Trustmark Corp.	3,523	155,576
United Community Banks, Inc.	7,199	237,207
WaFd, Inc.(b)	4,529	161,051
Westamerica Bancorporation	1,470	81,570
WSFS Financial Corp.(b)	3,188	227,783
		8,397,728
Capital Markets-12.88%
Acadian Asset Management, Inc.	1,577	114,033
Artisan Partners Asset Management, Inc., Class A	4,206	157,473
	Shares	Value
Capital Markets-(continued)
BGC Group, Inc., Class A	21,680	$226,556
Cohen & Steers, Inc.	1,640	114,472
Donnelley Financial Solutions, Inc.(c)	1,584	62,869
MarketAxess Holdings, Inc.	2,219	288,559
Moelis & Co., Class A(b)	4,417	297,220
Piper Sandler Cos.	4,035	316,384
PJT Partners, Inc., Class A	1,451	221,858
StepStone Group, Inc., Class A	4,401	217,013
StoneX Group, Inc.(c)	4,181	473,916
Victory Capital Holdings, Inc., Class A	2,834	239,615
Virtu Financial, Inc., Class A	4,764	238,915
Virtus Investment Partners, Inc.(b)	379	54,208
WisdomTree, Inc.(b)	6,846	130,416
		3,153,507
Consumer Finance-4.33%
Bread Financial Holdings, Inc.	2,633	234,521
Dave, Inc.(c)	662	187,055
Encore Capital Group, Inc.(b)(c)	1,331	106,387
Enova International, Inc.(c)	1,475	238,227
EZCORP, Inc., Class A(b)(c)	3,506	109,527
Navient Corp.	3,954	33,846
PRA Group, Inc.(c)	2,329	35,541
PROG Holdings, Inc.	2,361	86,814
World Acceptance Corp.(b)(c)	170	28,065
		1,059,983
Diversified REITs-3.22%
American Assets Trust, Inc.	2,826	65,846
Broadstone Net Lease, Inc.(b)	11,295	228,498
Essential Properties Realty Trust, Inc.	12,529	383,137
Global Net Lease, Inc.	11,769	110,275
		787,756
Financial Services-9.41%
Enact Holdings, Inc.	1,724	72,046
EVERTEC, Inc. (Puerto Rico)	3,820	93,475
HA Sustainable Infrastructure Capital, Inc.(b)	7,620	312,420
Jackson Financial, Inc., Class A	4,227	435,846
Merchants Bancorp(b)	1,753	82,637
NCR Atleos Corp.(c)	4,412	196,775
NMI Holdings, Inc., Class A(c)	4,539	162,950
Payoneer Global, Inc.(c)	17,235	89,622
Radian Group, Inc.	8,088	276,205
Remitly Global, Inc.(c)	10,233	204,865
Sezzle, Inc.(b)(c)	1,019	120,395
Walker & Dunlop, Inc.	2,033	102,036
Western Union Co. (The)(b)	18,974	154,259
		2,303,531
Health Care REITs-1.18%
LTC Properties, Inc.(b)	2,842	106,319
Medical Properties Trust, Inc.(b)	29,443	150,454
Universal Health Realty Income Trust	762	31,585
		288,358
Hotel & Resort REITs-4.43%
Apple Hospitality REIT, Inc.	13,134	192,938
DiamondRock Hospitality Co.	12,160	133,638
Pebblebrook Hotel Trust(b)	6,781	103,410
Ryman Hospitality Properties, Inc.	3,761	433,004
Sunstone Hotel Investors, Inc.	11,336	122,656
Xenia Hotels & Resorts, Inc.	5,659	98,297
		1,083,943
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Industrial REITs-2.81%
Innovative Industrial Properties, Inc.	1,673	$97,017
LXP Industrial Trust	3,527	182,135
Terreno Realty Corp.(b)	6,219	408,526
		687,678
Insurance-8.44%
AMERISAFE, Inc.	1,129	34,604
Assured Guaranty Ltd.	2,586	191,907
Employers Holdings, Inc.	1,342	58,377
F&G Annuities & Life, Inc.	2,250	62,370
Genworth Financial, Inc., Class A(c)	23,841	204,079
Goosehead Insurance, Inc., Class A(b)(c)	1,487	51,138
HCI Group, Inc.	641	98,759
Horace Mann Educators Corp.	2,429	111,078
Kemper Corp.	3,505	86,468
Lincoln National Corp.	10,091	356,112
Mercury General Corp.	1,587	155,574
Palomar Holdings, Inc.(c)	1,582	169,337
ProAssurance Corp.(b)(c)	3,069	73,625
Safety Insurance Group, Inc.(b)	889	62,381
SiriusPoint Ltd.(c)	6,201	132,392
Stewart Information Services Corp.	1,804	117,224
Trupanion, Inc.(b)(c)	2,021	44,098
United Fire Group, Inc.	1,298	57,540
		2,067,063
Mortgage REITs-4.54%
Adamas Trust, Inc.	5,014	46,129
Apollo Commercial Real Estate Finance, Inc.(b)	7,833	85,850
Arbor Realty Trust, Inc.(b)	11,683	67,177
ARMOUR Residential REIT, Inc.(b)	6,680	114,562
Blackstone Mortgage Trust, Inc., Class A(b)	9,468	173,075
Ellington Financial, Inc.	7,441	100,974
Franklin BSP Realty Trust, Inc.(b)	4,868	42,206
PennyMac Mortgage Investment Trust(b)	5,194	54,329
Redwood Trust, Inc.	7,430	40,271
Rithm Capital Corp.(b)	33,183	309,265
Two Harbors Investment Corp.	6,256	77,136
		1,110,974
Office REITs-2.43%
Douglas Emmett, Inc.(b)	9,971	116,063
Easterly Government Properties, Inc.	2,612	62,636
Highwoods Properties, Inc.	6,562	171,268
JBG SMITH Properties	3,533	51,829
SL Green Realty Corp.(b)	4,248	192,859
		594,655
Real Estate Management & Development-1.91%
Cushman & Wakefield Ltd.(c)	13,826	171,995
eXp World Holdings, Inc.(b)	5,405	26,593
Kennedy-Wilson Holdings, Inc.	7,162	78,854
Marcus & Millichap, Inc.(b)	1,422	40,157
St. Joe Co. (The)	2,378	151,312
		468,911
	Shares	Value
Residential REITs-0.43%
Centerspace	997	$67,278
NexPoint Residential Trust, Inc.	1,302	37,836
		105,114
Retail REITs-6.58%
Acadia Realty Trust(b)	7,822	172,241
Curbline Properties Corp.	5,787	168,575
Getty Realty Corp.(b)	3,285	106,861
Macerich Co. (The)(b)	16,435	370,116
Phillips Edison & Co., Inc.	7,510	301,527
Saul Centers, Inc.(b)	743	25,752
Tanger, Inc.	6,871	247,837
Urban Edge Properties	7,519	168,726
Whitestone REIT	2,680	51,134
		1,612,769
Specialized REITs-3.04%
Four Corners Property Trust, Inc.	6,551	163,120
Millrose Properties, Inc.	9,204	259,737
Outfront Media, Inc.	8,685	280,004
Safehold, Inc.	2,741	41,033
		743,894
Total Common Stocks & Other Equity Interests (Cost $22,808,576)		24,465,864

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $3,180)	3,180	3,180
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $22,811,756)		24,469,044
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.27%
Invesco Private Government Fund, 3.58%(d)(e)(f)	1,377,383	1,377,383
Invesco Private Prime Fund, 3.75%(d)(e)(f)	3,584,011	3,584,728
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,961,865)		4,962,111
TOTAL INVESTMENTS IN SECURITIES-120.21% (Cost $27,773,621)		29,431,155
OTHER ASSETS LESS LIABILITIES-(20.21)%		(4,947,156)
NET ASSETS-100.00%		$24,483,999
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
May 31, 2026
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,918	$682,738	$(715,476)	$-	$-	$3,180	$490
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	721,674	8,894,069	(8,238,360)	-	-	1,377,383	27,291 *
Invesco Private Prime Fund	1,877,453	20,427,846	(18,720,384)	114	(301)	3,584,728	74,089 *
Total	$2,635,045	$30,004,653	$(27,674,220)	$114	$(301)	$4,965,291	$101,870

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Health Care ETF (PSCH)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Biotechnology-27.41%
Acadia Pharmaceuticals, Inc.(b)	87,695	$1,899,474
ADMA Biologics, Inc.(b)(c)	166,708	1,330,330
Alkermes PLC(b)(c)	115,659	4,879,653
Arcus Biosciences, Inc.(b)(c)	59,378	1,504,639
Catalyst Pharmaceuticals, Inc.(b)	80,930	2,527,444
Krystal Biotech, Inc.(b)(c)	18,078	5,586,644
Protagonist Therapeutics, Inc.(b)	41,163	4,098,188
PTC Therapeutics, Inc.(b)	56,239	4,153,250
Sarepta Therapeutics, Inc.(b)(c)	73,400	1,311,658
TG Therapeutics, Inc.(b)(c)	95,238	3,613,330
Veracyte, Inc.(b)(c)	55,371	2,565,892
Vericel Corp.(b)(c)	35,425	1,180,715
Vir Biotechnology, Inc.(b)(c)	79,065	754,280
Xencor, Inc.(b)(c)	50,020	594,238
		35,999,735
Health Care Equipment & Supplies-22.45%
Artivion, Inc.(b)	29,491	654,405
Avanos Medical, Inc.(b)	32,514	806,347
CONMED Corp.(c)	21,691	774,369
Embecta Corp.	41,424	140,013
Enovis Corp.(b)(c)	40,058	908,515
Glaukos Corp.(b)	40,231	4,157,874
ICU Medical, Inc.(b)	17,293	2,341,299
Inspire Medical Systems, Inc.(b)(c)	18,217	753,455
Integer Holdings Corp.(b)(c)	24,543	2,193,653
Integra LifeSciences Holdings Corp.(b)(c)	46,922	752,629
LeMaitre Vascular, Inc.	14,620	1,383,783
Merit Medical Systems, Inc.(b)	41,530	2,618,882
Neogen Corp.(b)	152,368	1,366,741
Omnicell, Inc.(b)	31,435	1,387,541
QuidelOrtho Corp.(b)(c)	47,584	619,544
STAAR Surgical Co., (Acquired 08/21/2023 - 05/15/2026; Cost $1,464,945)(b)(c)(d)	34,842	1,041,427
Tandem Diabetes Care, Inc.(b)(c)	47,493	816,880
Teleflex, Inc.	30,957	3,982,309
TransMedics Group, Inc.(b)(c)	23,938	1,608,634
UFP Technologies, Inc.(b)(c)	5,401	1,188,760
		29,497,060
Health Care Providers & Services-26.92%
Acadia Healthcare Co., Inc.(b)(c)	64,623	1,499,254
AdaptHealth Corp.(b)	75,171	761,482
Addus HomeCare Corp.(b)(c)	12,775	1,171,212
Alignment Healthcare, Inc.(b)(c)	112,187	1,718,705
AMN Healthcare Services, Inc.(b)	26,908	779,525
Astrana Health, Inc.(b)(c)	30,220	1,136,876
BrightSpring Health Services, Inc.(b)	92,724	5,719,216
Concentra Group Holdings Parent, Inc.	83,494	2,076,496
CorVel Corp.(b)	21,856	1,349,608
LifeStance Health Group, Inc.(b)(c)	158,024	1,218,365
Molina Healthcare, Inc.(b)(c)	36,074	6,262,446
National HealthCare Corp.	8,694	1,603,348
NeoGenomics, Inc.(b)(c)	90,632	953,449
Pediatrix Medical Group, Inc.(b)	58,965	1,270,106
Privia Health Group, Inc.(b)	80,989	1,742,073
Progyny, Inc.(b)(c)	56,161	1,435,475
RadNet, Inc.(b)	48,790	2,709,309
Select Medical Holdings Corp.	77,190	1,273,635
U.S. Physical Therapy, Inc.(c)	10,650	684,369
		35,364,949
	Shares	Value
Health Care Technology-2.36%
Certara, Inc.(b)(c)	83,673	$486,977
HealthStream, Inc.	16,625	415,126
Schrodinger, Inc.(b)(c)	39,307	597,467
Waystar Holding Corp.(b)(c)	80,407	1,600,903
		3,100,473
Life Sciences Tools & Services-2.02%
Azenta, Inc.(b)(c)	28,715	656,999
BioLife Solutions, Inc.(b)(c)	27,318	680,764
Cytek Biosciences, Inc.(b)(c)	77,025	322,735
Fortrea Holdings, Inc.(b)	64,723	996,087
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	20,053	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	20,053	0
		2,656,585
Pharmaceuticals-18.77%
Amneal Pharmaceuticals, Inc.(b)	118,907	1,566,005
Amphastar Pharmaceuticals, Inc.(b)(c)	24,785	467,197
ANI Pharmaceuticals, Inc.(b)(c)	12,593	988,676
Collegium Pharmaceutical, Inc.(b)	22,142	744,193
Corcept Therapeutics, Inc.(b)(c)	65,575	4,556,807
Harmony Biosciences Holdings, Inc.(b)(c)	27,837	879,371
Indivior Pharmaceuticals, Inc.(b)	87,455	3,150,129
Innoviva, Inc.(b)	49,754	1,065,731
Ligand Pharmaceuticals, Inc.(b)	13,787	3,198,032
Organon & Co.	182,108	2,429,321
Pacira BioSciences, Inc.(b)(c)	28,789	668,481
Perrigo Co. PLC	96,401	1,065,231
Phibro Animal Health Corp., Class A	14,446	444,792
Prestige Consumer Healthcare, Inc.(b)	33,145	1,575,382
Supernus Pharmaceuticals, Inc.(b)	40,164	1,854,773
		24,654,121
Total Common Stocks & Other Equity Interests (Cost $135,550,016)		131,272,923

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(f)(g) (Cost $57,930)	57,930	57,930
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $135,607,946)		131,330,853
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.75%
Invesco Private Government Fund, 3.58%(f)(g)(h)	10,864,717	10,864,717
Invesco Private Prime Fund, 3.75%(f)(g)(h)	28,204,069	28,209,710
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,072,969)		39,074,427
TOTAL INVESTMENTS IN SECURITIES-129.72% (Cost $174,680,915)		170,405,280
OTHER ASSETS LESS LIABILITIES-(29.72)%		(39,045,314)
NET ASSETS-100.00%		$131,359,966
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
May 31, 2026
(Unaudited)
Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Restricted security. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,829	$2,555,320	$(2,517,219)	$-	$-	$57,930	$1,854
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,271,213	58,268,317	(58,674,813)	-	-	10,864,717	329,489 *
Invesco Private Prime Fund	29,323,616	116,906,974	(118,017,622)	(463)	(2,795)	28,209,710	887,460 *
Total	$40,614,658	$177,730,611	$(179,209,654)	$(463)	$(2,795)	$39,132,357	$1,218,803

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Industrials ETF (PSCI)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Aerospace & Defense-5.60%
AAR Corp.(b)	23,417	$2,637,223
Mercury Systems, Inc.(b)	31,673	3,537,874
National Presto Industries, Inc.	3,151	398,822
VSE Corp.(c)	17,268	3,197,170
		9,771,089
Air Freight & Logistics-0.95%
Forward Air Corp.(b)(c)	13,226	139,931
Hub Group, Inc., Class A	36,348	1,509,896
		1,649,827
Building Products-13.08%
Apogee Enterprises, Inc.	12,804	491,802
Armstrong World Industries, Inc.	25,860	4,083,294
AZZ, Inc.	17,901	2,425,764
CSW Industrials, Inc.(c)	9,878	2,735,910
Gibraltar Industries, Inc.(b)(c)	17,612	680,704
Griffon Corp.	23,463	2,064,275
Hayward Holdings, Inc.(b)	119,724	1,689,305
Insteel Industries, Inc.	11,545	317,372
MasterBrand, Inc.(b)(c)	120,239	1,043,674
Quanex Building Products Corp.(c)	27,344	508,872
Resideo Technologies, Inc.(b)	82,622	2,583,590
Zurn Elkay Water Solutions Corp.	89,037	4,184,739
		22,809,301
Commercial Services & Supplies-12.55%
ABM Industries, Inc.	35,156	1,373,193
Brady Corp., Class A	26,171	2,252,800
Casella Waste Systems, Inc., Class A(b)(c)	37,484	3,080,060
CoreCivic, Inc.(b)	60,019	1,265,201
Deluxe Corp.	26,832	651,749
GEO Group, Inc. (The)(b)(c)	81,992	1,858,759
Healthcare Services Group, Inc.(b)	42,002	865,241
HNI Corp.	41,628	1,298,377
Interface, Inc.	35,016	1,036,474
Liquidity Services, Inc.(b)	14,031	508,062
MillerKnoll, Inc.	40,687	658,316
OPENLANE, Inc.(b)	63,734	2,428,265
Pitney Bowes, Inc.	88,836	1,430,260
UniFirst Corp.	8,710	2,311,808
Vestis Corp.(b)(c)	66,862	863,857
		21,882,422
Construction & Engineering-16.41%
Arcosa, Inc.(c)	29,413	3,728,098
Argan, Inc.	8,320	5,549,606
Everus Construction Group, Inc.(b)	30,585	4,550,130
Granite Construction, Inc.	26,090	3,570,156
MYR Group, Inc.(b)	9,308	4,328,779
Primoris Services Corp.	32,404	4,075,775
WillScot Holdings Corp.	109,103	2,807,220
		28,609,764
Electrical Equipment-4.11%
Powell Industries, Inc.	17,042	4,847,086
Sunrun, Inc.(b)	139,132	2,326,287
		7,173,373
Ground Transportation-6.69%
ArcBest Corp.	13,409	1,832,876
Heartland Express, Inc.	27,199	407,713
Hertz Global Holdings, Inc.(b)(c)	74,190	400,626
Lyft, Inc., Class A(b)(c)	238,750	3,368,763
	Shares	Value
Ground Transportation-(continued)
Marten Transport Ltd.	34,514	$595,021
RXO, Inc.(b)(c)	98,455	2,518,479
Schneider National, Inc., Class B	29,876	1,055,818
Werner Enterprises, Inc.	35,934	1,491,620
		11,670,916
Machinery-24.73%
Alamo Group, Inc.	6,467	974,642
Albany International Corp., Class A	17,203	1,112,862
Astec Industries, Inc.	13,637	686,759
Atmus Filtration Technologies, Inc.	48,875	2,286,372
Enerpac Tool Group Corp.	31,690	1,061,298
Enpro, Inc.	12,633	3,878,205
ESCO Technologies, Inc.	15,530	4,533,207
Federal Signal Corp.	36,468	3,891,136
Franklin Electric Co., Inc.	22,958	2,258,608
Gates Industrial Corp. PLC(b)(c)	152,221	3,945,568
Greenbrier Cos., Inc. (The)(c)	18,412	867,389
JBT Marel Corp.	31,165	4,188,264
Kadant, Inc.(c)	7,064	2,254,687
Kennametal, Inc.(c)	45,725	1,499,780
Lindsay Corp.	6,233	681,205
Mueller Water Products, Inc., Class A	93,790	2,364,446
Proto Labs, Inc.(b)	14,197	1,075,565
Standex International Corp.	7,267	2,013,032
Tennant Co.	10,806	930,505
Trinity Industries, Inc.(c)	48,102	1,560,429
Worthington Enterprises, Inc.	18,715	1,062,450
		43,126,409
Marine Transportation-1.94%
Matson, Inc.	18,704	3,391,035
Passenger Airlines-2.43%
Allegiant Travel Co.(b)	13,124	1,202,289
JetBlue Airways Corp.(b)(c)	177,642	971,702
SkyWest, Inc.(b)	24,021	2,057,399
		4,231,390
Professional Services-7.65%
Amentum Holdings, Inc.(b)	92,049	2,138,298
Insperity, Inc.	21,368	736,555
Korn Ferry	31,319	2,191,704
Legalzoom.com, Inc.(b)(c)	68,587	431,412
ManpowerGroup, Inc.	27,600	872,988
Paycom Software, Inc.	29,307	4,093,309
Robert Half, Inc.	59,613	1,755,007
Upwork, Inc.(b)(c)	77,890	686,990
Verra Mobility Corp., Class A(b)	95,716	431,679
		13,337,942
Trading Companies & Distributors-3.79%
Boise Cascade Co.	22,230	1,549,876
DNOW, Inc.(b)(c)	111,442	1,425,343
DXP Enterprises, Inc.(b)	7,624	1,105,937
Rush Enterprises, Inc., Class A	36,366	2,521,255
		6,602,411
Total Common Stocks & Other Equity Interests (Cost $147,035,854)		174,255,879
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $19,717)	19,717	$19,717
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $147,055,571)		174,275,596
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.02%
Invesco Private Government Fund, 3.58%(d)(e)(f)	5,827,651	5,827,651
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.75%(d)(e)(f)	15,129,782	$15,132,808
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,960,313)		20,960,459
TOTAL INVESTMENTS IN SECURITIES-111.96% (Cost $168,015,884)		195,236,055
OTHER ASSETS LESS LIABILITIES-(11.96)%		(20,863,239)
NET ASSETS-100.00%		$174,372,816

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$54,418	$8,313,310	$(8,348,011)	$-	$-	$19,717	$3,477
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,335,262	46,842,238	(45,349,849)	-	-	5,827,651	144,304 *
Invesco Private Prime Fund	11,275,322	115,194,047	(111,335,451)	(566)	(544)	15,132,808	394,439 *
Total	$15,665,002	$170,349,595	$(165,033,311)	$(566)	$(544)	$20,980,176	$542,220

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Information Technology ETF (PSCT)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communications Equipment-13.11%
Calix, Inc.(b)(c)	121,491	$4,829,267
Digi International, Inc.(b)(c)	75,762	5,060,902
Extreme Networks, Inc.(b)	270,472	7,170,213
Harmonic, Inc.(b)(c)	226,315	3,419,620
NetScout Systems, Inc.(b)(c)	138,204	5,752,050
Viasat, Inc.(b)(c)	273,617	22,059,002
Viavi Solutions, Inc.(b)(c)	466,114	22,634,496
		70,925,550
Electronic Equipment, Instruments & Components-26.20%
Arlo Technologies, Inc.(b)(c)	213,721	2,851,038
Badger Meter, Inc.(c)	59,360	7,354,704
Benchmark Electronics, Inc.	71,872	6,070,309
CTS Corp.(c)	58,522	3,757,698
ePlus, Inc.(c)	52,671	4,323,762
Insight Enterprises, Inc.(b)(c)	62,438	6,642,155
Itron, Inc.(b)(c)	92,261	7,609,687
Knowles Corp.(b)	171,052	6,399,055
Mirion Technologies, Inc.(b)(c)	492,853	9,009,353
Napco Security Technologies, Inc.	71,910	2,698,782
OSI Systems, Inc.(b)(c)	31,192	6,760,866
PC Connection, Inc.(c)	22,919	1,594,933
Plexus Corp.(b)(c)	53,960	14,480,706
Ralliant Corp.	227,235	14,059,030
Rogers Corp.(b)	33,691	4,767,950
Sanmina Corp.(b)(c)	109,997	28,569,521
ScanSource, Inc.(b)(c)	39,862	1,844,415
Vishay Intertechnology, Inc.(c)	248,761	12,948,010
		141,741,974
IT Services-1.16%
DXC Technology Co.(b)(c)	342,299	3,392,183
Everforth, Inc.(b)(c)	86,085	1,952,408
Grid Dynamics Holdings, Inc.(b)(c)	133,471	960,991
		6,305,582
Semiconductors & Semiconductor Equipment-37.78%
ACM Research, Inc., Class A(b)	107,313	9,289,013
Alpha & Omega Semiconductor Ltd.(b)(c)	49,819	2,259,292
Axcelis Technologies, Inc.(b)(c)	61,837	9,300,903
Cohu, Inc.(b)(c)	94,060	4,961,665
Diodes, Inc.(b)(c)	92,410	9,732,621
Enphase Energy, Inc.(b)(c)	263,600	18,019,696
FormFactor, Inc.(b)(c)	156,157	19,455,600
Ichor Holdings Ltd.(b)	69,363	4,960,842
Impinj, Inc.(b)(c)	54,197	8,183,747
Kulicke & Soffa Industries, Inc. (Singapore)	105,411	10,740,327
MaxLinear, Inc.(b)(c)	163,695	15,212,176
PDF Solutions, Inc.(b)(c)	73,888	3,607,951
Penguin Solutions, Inc.(b)(c)	96,343	5,378,830
Photronics, Inc.(b)(c)	118,980	3,849,003
Power Integrations, Inc.	111,810	9,392,040
Qorvo, Inc.(b)	169,937	17,598,676
Semtech Corp.(b)(c)	186,411	28,435,134
SolarEdge Technologies, Inc.(b)	120,458	9,196,968
Ultra Clean Holdings, Inc.(b)(c)	91,431	7,823,751
Veeco Instruments, Inc.(b)(c)	121,463	7,001,127
		204,399,362
	Shares	Value
Software-20.48%
A10 Networks, Inc.(c)	144,021	$4,340,793
ACI Worldwide, Inc.(b)(c)	207,668	9,068,862
Adeia, Inc.	220,599	5,894,405
Agilysys, Inc.(b)(c)	51,388	4,448,145
Alarm.com Holdings, Inc.(b)(c)	100,479	4,532,608
BlackLine, Inc.(b)(c)	100,743	2,961,844
Box, Inc., Class A(b)(c)	288,524	7,778,607
CleanSpark, Inc.(b)(c)	515,191	9,422,843
Clear Secure, Inc., Class A	178,606	9,903,703
Life360, Inc.(b)(c)	157,929	6,710,403
LiveRamp Holdings, Inc.(b)(c)	127,160	4,776,130
MARA Holdings, Inc.(b)(c)	761,819	10,954,957
N-able, Inc.(b)(c)	150,355	556,314
NCR Voyix Corp.(b)(c)	279,264	2,007,908
Progress Software Corp.(b)(c)	84,939	2,788,547
Q2 Holdings, Inc.(b)(c)	125,712	5,952,463
RingCentral, Inc., Class A	152,732	6,614,823
Sprinklr, Inc., Class A(b)	249,413	1,391,725
SPS Commerce, Inc.(b)(c)	75,957	4,310,560
Teradata Corp.(b)(c)	187,740	6,392,547
		110,808,187
Technology Hardware, Storage & Peripherals-1.27%
Corsair Gaming, Inc.(b)(c)	94,626	1,148,759
Diebold Nixdorf, Inc.(b)(c)	70,849	5,748,688
		6,897,447
Total Common Stocks & Other Equity Interests (Cost $356,207,967)		541,078,102

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $56,052)	56,052	56,052
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $356,264,019)		541,134,154
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.63%
Invesco Private Government Fund, 3.58%(d)(e)(f)	44,442,757	44,442,757
Invesco Private Prime Fund, 3.75%(d)(e)(f)	115,845,367	115,868,536
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $160,306,461)		160,311,293
TOTAL INVESTMENTS IN SECURITIES-129.64% (Cost $516,570,480)		701,445,447
OTHER ASSETS LESS LIABILITIES-(29.64)%		(160,353,467)
NET ASSETS-100.00%		$541,091,980
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
May 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,994,416	$(1,938,364)	$-	$-	$56,052	$2,942
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,374,609	170,185,053	(147,116,905)	-	-	44,442,757	779,896 *
Invesco Private Prime Fund	55,839,807	382,008,986	(321,974,722)	1,641	(7,176)	115,868,536	2,113,683 *
Total	$77,214,416	$554,188,455	$(471,029,991)	$1,641	$(7,176)	$160,367,345	$2,896,521

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Materials ETF (PSCM)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.68%
Chemicals-71.67%
Balchem Corp.	8,581	$1,344,900
Celanese Corp.(b)	29,016	1,541,620
Chemours Co. (The)(b)	41,364	916,626
Eastman Chemical Co.	30,233	2,293,778
Element Solutions, Inc.	60,276	2,557,511
FMC Corp.(b)	34,473	470,901
H.B. Fuller Co.(b)	14,987	960,367
Hawkins, Inc.	5,768	892,713
Ingevity Corp.(c)	9,925	673,114
Innospec, Inc.	6,838	567,144
Koppers Holdings, Inc.	5,413	220,850
Minerals Technologies, Inc.	8,592	661,756
Quaker Chemical Corp.	3,780	542,543
Sensient Technologies Corp.	9,981	1,136,337
Stepan Co.	5,929	313,348
		15,093,508
Containers & Packaging-1.75%
O-I Glass, Inc.(b)(c)	42,047	367,911
Metals & Mining-24.56%
Alpha Metallurgical Resources, Inc.(b)(c)	2,981	593,130
Century Aluminum Co.(c)	14,683	968,637
Kaiser Aluminum Corp.	4,430	806,437
Materion Corp.	5,722	1,259,069
Metallus, Inc.(c)	9,884	194,221
Warrior Met Coal, Inc.(b)	10,288	972,627
Worthington Steel, Inc.	8,973	378,571
		5,172,692
	Shares	Value
Paper & Forest Products-1.70%
Sylvamo Corp.	9,134	$358,692
Total Common Stocks & Other Equity Interests (Cost $18,645,248)		20,992,803

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $21,289)	21,289	21,289
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $18,666,537)		21,014,092
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.98%
Invesco Private Government Fund, 3.58%(d)(e)(f)	1,347,501	1,347,501
Invesco Private Prime Fund, 3.75%(d)(e)(f)	3,491,561	3,492,259
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,839,760)		4,839,760
TOTAL INVESTMENTS IN SECURITIES-122.76% (Cost $23,506,297)		25,853,852
OTHER ASSETS LESS LIABILITIES-(22.76)%		(4,793,474)
NET ASSETS-100.00%		$21,060,378

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,447	$226,248	$(211,406)	$-	$-	$21,289	$265
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	612,267	9,459,953	(8,724,719)	-	-	1,347,501	14,027 *
Invesco Private Prime Fund	1,880,084	24,023,723	(22,411,369)	(114)	(65)	3,492,259	37,857 *
Total	$2,498,798	$33,709,924	$(31,347,494)	$(114)	$(65)	$4,861,049	$52,149

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
May 31, 2026
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Diversified Telecommunication Services-16.79%
Cogent Communications Holdings, Inc.(b)	8,179	$145,259
Iridium Communications, Inc.	18,128	938,668
Lumen Technologies, Inc.(c)	162,982	1,791,172
Shenandoah Telecommunications Co.(b)	7,852	125,239
		3,000,338
Electric Utilities-8.39%
Hawaiian Electric Industries, Inc.(b)(c)	29,798	396,314
MGE Energy, Inc.	6,308	476,254
Otter Tail Corp.(b)	7,235	626,985
		1,499,553
Entertainment-12.86%
Cinemark Holdings, Inc.	17,813	498,764
Madison Square Garden Sports Corp., Class A(b)(c)	3,105	1,162,171
Sphere Entertainment Co.(b)(c)	4,596	636,454
		2,297,389
Gas Utilities-8.92%
Chesapeake Utilities Corp.	4,082	503,392
MDU Resources Group, Inc.	35,280	743,702
Northwest Natural Holding Co.	7,165	347,431
		1,594,525
Independent Power and Renewable Electricity Producers-4.75%
Clearway Energy, Inc., Class C	20,622	848,802
Interactive Media & Services-19.54%
CarGurus, Inc.(b)(c)	14,023	418,727
IAC, Inc.(b)(c)	11,253	505,147
Match Group, Inc.	40,773	1,473,128
QuinStreet, Inc.(c)	9,821	122,959
Shutterstock, Inc.	4,162	61,972
TripAdvisor, Inc.(b)(c)	19,726	220,537
Yelp, Inc.(b)(c)	10,066	229,505
Ziff Davis, Inc.(b)(c)	6,807	306,791
ZoomInfo Technologies, Inc., Class A(b)(c)	46,287	154,136
		3,492,902
Media-8.72%
Cable One, Inc.(b)(c)	799	41,988
John Wiley & Sons, Inc., Class A(b)	6,942	292,119
Scholastic Corp.	3,494	141,507
Versant Media Group, Inc.	25,102	1,082,900
		1,558,514
Multi-Utilities-4.13%
Avista Corp.	14,047	582,529
Unitil Corp.	3,099	155,043
		737,572
	Shares	Value
Software-1.25%
DoubleVerify Holdings, Inc.(c)	23,039	$223,478
Specialized REITs-1.94%
Uniti Group, Inc.(b)(c)	30,947	347,225
Water Utilities-8.50%
American States Water Co.	6,682	516,318
California Water Service Group	10,286	463,899
H2O America(b)	6,449	372,946
Middlesex Water Co.	3,159	165,942
		1,519,105
Wireless Telecommunication Services-4.06%
Gogo, Inc.(b)(c)	13,375	61,124
Telephone and Data Systems, Inc.	16,965	663,501
		724,625
Total Common Stocks & Other Equity Interests (Cost $16,633,600)		17,844,028

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $10,292)	10,292	10,292
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $16,643,892)		17,854,320
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.89%
Invesco Private Government Fund, 3.58%(d)(e)(f)	1,336,254	1,336,254
Invesco Private Prime Fund, 3.75%(d)(e)(f)	3,469,103	3,469,797
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,805,969)		4,806,051
TOTAL INVESTMENTS IN SECURITIES-126.80% (Cost $21,449,861)		22,660,371
OTHER ASSETS LESS LIABILITIES-(26.80)%		(4,788,875)
NET ASSETS-100.00%		$17,871,496

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
May 31, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,286	$1,130,286	$(1,123,280)	$-	$-	$10,292	$479
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	742,607	9,506,000	(8,912,353)	-	-	1,336,254	25,086 *
Invesco Private Prime Fund	1,930,164	20,132,002	(18,592,235)	57	(191)	3,469,797	68,331 *
Total	$2,676,057	$30,768,288	$(28,627,868)	$57	$(191)	$4,816,343	$93,896

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$417,307,301	$-	$-	$417,307,301
Money Market Funds	261,181	138,973,003	-	139,234,184
Total Investments	$417,568,482	$138,973,003	$-	$556,541,485
Invesco S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,650,018	$-	$-	$21,650,018
Money Market Funds	1,987	6,969,631	-	6,971,618
Total Investments	$21,652,005	$6,969,631	$-	$28,621,636
Invesco S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$33,075,116	$-	$-	$33,075,116
Money Market Funds	14,297	7,376,841	-	7,391,138
Total Investments	$33,089,413	$7,376,841	$-	$40,466,254
Invesco S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$118,432,296	$-	$-	$118,432,296
Money Market Funds	98,321	15,355,537	-	15,453,858
Total Investments	$118,530,617	$15,355,537	$-	$133,886,154
Invesco S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$24,465,864	$-	$-	$24,465,864
Money Market Funds	3,180	4,962,111	-	4,965,291
Total Investments	$24,469,044	$4,962,111	$-	$29,431,155

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$131,272,923	$-	$0	$131,272,923
Money Market Funds	57,930	39,074,427	-	39,132,357
Total Investments	$131,330,853	$39,074,427	$0	$170,405,280
Invesco S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$174,255,879	$-	$-	$174,255,879
Money Market Funds	19,717	20,960,459	-	20,980,176
Total Investments	$174,275,596	$20,960,459	$-	$195,236,055
Invesco S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$541,078,102	$-	$-	$541,078,102
Money Market Funds	56,052	160,311,293	-	160,367,345
Total Investments	$541,134,154	$160,311,293	$-	$701,445,447
Invesco S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,992,803	$-	$-	$20,992,803
Money Market Funds	21,289	4,839,760	-	4,861,049
Total Investments	$21,014,092	$4,839,760	$-	$25,853,852
Invesco S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$17,844,028	$-	$-	$17,844,028
Money Market Funds	10,292	4,806,051	-	4,816,343
Total Investments	$17,854,320	$4,806,051	$-	$22,660,371